Subsequent Event (Details) MMBTU in Thousands	2 Months Ended	12 Months Ended
	Feb. 13, 2017 USD ($)	Dec. 31, 2016 USD ($) MMBTU $ / MMBTU
Subsequent Events [Abstract]
Reorganization Plan Value		$ 6,000,000,000
Aggregate Comitment Value	$ 2,400,000,000
Term Loan Facility	600,000,000
Revolving Facility	400,000,000
Aggregate Bridge Loan Commitment Value	$ 1,400,000,000
Demand for payment Rockies Express		303,200,000
Rockies Express Proof Of Claim		303,300,000
Rockies Express Settlement Agreement		$ 150,000,000
Commitment capacity per day of natural gas | MMBTU		200
Commitment Capacity Rate | $ / MMBTU		0.37
REX Transportation Services Expense		$ 26,800,000
Big West Proof Of Claim		32,600,000
Big West Settlement Agreement		$ 17,350,000